Intangible assets (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of Intangible Assets

	2018			2017
	Goodwill	Other intangibles	Total	Goodwill	Other intangibles	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value
At the beginning of the financial year	3,269	699	3,968	3,273	846	4,119
Additions	–	50	50	–	81	81
Amortisation for the year	–	(197)	(197)	–	(195)	(195)
Impairments for the year (1)	(2,339)	(14)	(2,353)	–	(33)	(33)
Disposals	(16)	(7)	(23)	(4)	–	(4)
Transferred to assets held for sale	(667)	–	(667)	–	–	–

At the end of the financial year (2)	247	531	778	3,269	699	3,968

– Cost	247	1,665	1,912	3,269	1,722	4,991
– Accumulated amortisation and impairments	–	(1,134)	(1,134)	–	(1,023)	(1,023)

(1)	Includes impairment charges related to Onshore US assets of US$2,339 million (2017: US$ nil). Refer to note 26 ‘Discontinued operations’.

(2)

The Group’s aggregate net carrying value of goodwill for Continuing operations is US$247 million (2017: US$247 million), representing less than one per cent of net equity at 30 June 2018 (2017: less than one per cent). The goodwill is allocated across a number of cash-generating units (CGUs).